Fair Value Measurement (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value as of January 1	$ 29,025
Cash settlements	(10,795)
Additions	43,576	28,271
Change in fair value recognized in earnings	(26,150)	754
Fair value as of December 31	$ 35,656	$ 29,025